Earnings Per Share (Details) - USD ($)	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Numerators:
Income attributable to the Company	$ 228,016,000	$ 209,548,000
Denominators:
Weighted average number of ordinary shares outstanding	305,325,185	303,683,075
Potentially dilutive Ordinary shares	296,326	1,015,241
Total weighted average Ordinary shares outstanding assuming dilution	305,621,511	304,698,316
Basic income per Ordinary share	$ 0.75	$ 0.69
Fully diluted income per Ordinary share	$ 0.75	$ 0.69
Treasury stock shares retired	6,549,000
Weighted average price treasury shares	$ 57